Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

24. Provisions

a)   Breakdown

The breakdown of Provisions is as follows:

	12/31/2019	12/31/2020

Provisions for pensions and similar obligations	6,406	7,433
Provisions for tax and legal matters	1,558	1,898
Provisions for off-balance sheet risk	1,075	1,232
Other provisions	65	41
	9,104	10,604

b)   Changes

The changes in Provisions were as follows:

	2018					2019					2020
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year (as originally presented)	3,860	1,072	1,032	766	6,730	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104
Adjustments on initial adoption of IFRS 9	—	—	(32)	—	(32)	—	—	—	—	—	—	—	—	—	—
Beginning balance as of January 1 (restated)	3,860	1,072	1,000	766	6,698	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104
Additions charged (credited) to net income:
Interest expense and similar charges	359	—	—	—	359	415	—	—	—	415	442	—	—	—	442
Personnel expenses – Defined Benefit Plan	157	—	—	—	157	147	—	—	—	147	273	—	—	—	273
Personnel expenses – Defined Contribution Plan (Note 42)	373	—	—	—	373	410	—	—	—	410	488	—	—	—	488
Other	129	—	—	—	129	257	—	—	—	257	256	—	—	—	256
Actuarial (gains)/losses recognized in the year in other comprehensive income	(260)	—	—	—	(260)	1,673	—	—	—	1,673	995	—	—	—	995
Period provisions	—	576	(148)	5	433	—	353	223	5	581	—	586	157	(20)	723
Contributions from the employer	246	—	—	—	246	118	—	—	—	118	—	—	—	—	—
Payments to pensioners and pre-retirees with a charge to internal provisions	(234)	—	—	—	(234)	(348)	—	—	—	(348)	(881)	—	—	—	(881)
Other payments (*)	—	(284)	—		(284)	—	—	—		—	—	(246)	—	—	(246)
Payments to Defined Contribution Plan	(347)	—	—	—	(347)	(636)	(311)	—	—	(947)	(475)	—	—	—	(475)
Recognition of pension obligations from acquisition of Santander Tecnología México	95	—	—	—	95	—	—	—	—	—	—	—	—	—	—
Transfers and other changes	(8)	152	—	(709)	(565)	—	—	—	(2)	(2)	(71)	—	—	(4)	(75)
Balances at the end of year	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104	7,433	1,898	1,232	41	10,604

(*)Included in these amounts are payments made by the Bank to the Mexican Tax Administration Service (Servicio de Administración Tributaria) of 1 million pesos in 2018, 3 million pesos in 2019 and 1 million pesos in 2020 because the Bank was not withholding income tax in transactions with financial derivative instruments with certain counterparties.

c)   Provisions for pensions and similar obligations

Defined contribution plan

The Bank sponsors a defined contribution retirement benefit plan for all qualifying employees whereby the Bank agrees to contribute pre-established cash amounts to a given investment fund, in which the employee’s benefits consist of the sum of such contributions, plus or minus the gains or losses from the management of such funds of those employees who form part of this defined contribution retirement benefit plan. The qualifying employees are those who began working for the Bank after 2006. The retirement age is 65 years.

The assets of the plan are held separately from those of the Bank in funds under the control of trustees.

The Bank recognized as Administrative expenses – Personnel expenses in the consolidated income statement the amounts of 373 million pesos, 226 million pesos and 238 million pesos in 2018, 2019 and 2020, respectively (see Note 42), related to contributions payable to the defined contribution retirement benefit plan.

Defined benefit plan

According to Mexican Labor Law, the Bank is liable for severance payments for employees who are terminated by the Bank and seniority premiums, which are statutory retirement benefits. In addition, the Bank offers a defined benefit pension plan and other post-retirement benefits agreed under a collective bargaining agreement. The defined benefit plans are administered in a pension fund that is legally separated from the Bank. The trustee of the pension fund is required by law to act in the best interests of the plan participants and is responsible for setting certain policies (e.g. investment, contribution and indexation policies) of the fund.

During the year, the Bank estimates and recognizes the net periodic cost to create a provision that covers the net projected obligation from pensions, medical expenses, seniority premiums and severance payments. These estimates are related to the obligations derived from Mexican Labor Law, as well as the obligations derived from the collective bargaining agreement. Therefore, the liability is accrued at the present value of future cash flows required to settle the obligation from benefits projected to the estimated retirement date of the Bank’s employees calculated based on the projected unit credit method.

The plans typically expose the Bank to actuarial risks such as investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the defined benefit plan liability is calculated using a discount rate determined by reference to Mexican government bond yields; if the return on plan asset is below this rate, it will create a plan deficit. Currently the plan has a relatively balanced investment in debt instruments and equity securities. Due to the long-term nature of the plan liabilities, the board of the pension fund considers it appropriate that a reasonable portion of the plan assets should be invested in equity securities to leverage the return generated by the fund.

Interest risk	A decrease in the bond interest rate will increase the plan liability; however, this will be partially offset by an increase in the return on the plan’s debt investments.
Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

Provisions for defined benefit post-employment plan, which benefits include a pension and medical expenses plan, severance payments and seniority premiums, amounted to 6,328 million pesos and 7,342 million pesos as of December 31, 2019 and 2020, respectively.

The investment fund of the defined benefit post-employment plan was 2,068 million pesos and 2,186 million pesos as of December 31, 2019 and 2020, respectively. Investments are well diversified, such that the failure of any single investment would not have a material impact on the overall level of assets. Plan assets in 2019 and 2020 consist of debt and equity instruments. The Bank believes that equities offer the best returns over the long-term with an acceptable level of risk.

Prior to January 1, 2006, the Bank offered a defined benefit medical expenses plan to all eligible employees (and their families) that upon retirement provided for the payment of 100% of medical expenses due to illness or accidents. Under this medical expenses plan, the Bank accrues the estimated medical expenses based upon actuarial calculations during the period of employment up to the date of retirement.

Beginning on January 1, 2006, the Bank introduced a new defined contribution medical expenses plan referred to as the “Retirement Medical Coverage Plan”. All individuals employed after January 1, 2006 were automatically enrolled in this plan. Employees with more than six months of service as of January 1, 2006 were given the option of remaining under the defined benefit medical expenses plan or to be transferred to the “Retirement Medical Coverage Plan”. Under the “Retirement Medical Coverage Plan”, the Bank pays pre-established cash amounts to a given investment fund. An employee’s benefit consists of the sum of such contributions, plus or minus the gains or losses from the management of such funds.

As of December 31, 2019 and 2020, approximately 0.8% and 1.7% of the Bank’s employees, respectively, were enrolled still in the defined benefit pension plan while the rest of the employees were enrolled in the defined contribution pension plan.

As of December 31, 2019 and 2020, approximately 83% and 81% of the Bank’s employees enrolled in the defined contribution pension plan have been included in the “Retirement Medical Coverage Plan”. Employees that start working for the Bank on August 16, 2014 and later, do not have the option to be enrolled in the “Retirement Medical Coverage Plan” because they are registered in the Mexican Institute of Social Security (Instituto Mexicano del Seguro Social, or IMSS by its Spanish acronym) as their medical coverage. In addition, they have a medical insurance provided by the Bank that covers its major medical expenses.

The breakdown of Provisions for pensions and similar obligations is as follows:

	12/31/2019	12/31/2020

Provisions for post-employment plans
Of which: Defined benefit pension plan	6,328	7,342
Provisions for defined contribution pension plan	78	91
	6,406	7,433

The amount of the defined benefit obligations was determined using the following actuarial techniques:

1.	Valuation method: projected unit credit method, which sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.
2.	Actuarial assumptions used: The most significant actuarial assumptions used in the calculations were as follows:

	Defined Benefit Pension Plan
	12/31/2019	12/31/2020

Annual discount rate	7.3%	6.8%
Mortality tables	EMSSA 1997 and 2009	EMSSA 2009 (Gen)
Expected return on plan assets	7.3%	6.8%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	4.0%	3.5%
Medical cost trend rates	5.0%	5.0%

The determination of the discount rate considers the term and performance of Mexican government bonds.

3.	The estimated retirement age of each employee is the first year in which the employee is entitled to retire or the agreed-upon age, as appropriate. The retirement age is 65 years.

The funding status of the defined benefit obligations is as follows:

	Defined Benefit
	Pension Plan
	12/31/2019	12/31/2020

Present value of the obligations:
Pension plan	2,567	2,758
Post-employment benefits	5,127	6,055
Long-term benefits	702	715
	8,396	9,528
Less:
Fair value of plan assets	(2,068)	(2,186)

Provisions – Provisions for pensions	6,328	7,342
Of which:
Internal provisions for pensions	6,328	7,342

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

	Defined Benefit
	Pension Plan
	2018	2019	2020

Current service cost	157	147	273
Interest cost (net)	359	415	442
Other	129	257	256
	645	819	971

The changes in the present value of the accrued defined benefit obligations were as follows:

	Defined Benefit
	Pension Plans
	2019	2020

Present value of the obligations at the beginning of year	6518	8,396
Current service cost (Note 42)	147	273
Interest cost	585	582
Benefits paid	(983)	(1,071)
Actuarial (gains)/losses	2,129	1,413
Other	—	(65)
Present value of the obligations at the end of year	8,396	9,528

The estimated duration of the defined benefit obligation is 13.35 years

The changes in the fair value of plan assets were as follows:

	Defined Benefit
	Pension Plan
	2019	2020

Fair value of plan assets at the beginning of year	2,196	2,068
Actual return on plan assets	347	308
Transfer of funds to defined contribution plan	(129)	(190)
Benefits paid	(346)	—
Fair value of plan assets at the end of year	2,068	2,186

The fair value of the plan assets is determined based on quoted market prices in active markets.

The Bank does not expect to make contributions to post-employment benefit plans for the year ending December 31, 2021.

The major categories of plan assets as a percentage over the total plan assets are as follows:

	Defined Benefit
	Pension Plan
	12/31/2019	12/31/2020

Equity instruments	34%	36%
Cash and debt instruments	66%	64%

The fair value measurement of the financial instruments that comprises the plan assets is categorized as Level 1 since the inputs to the fair value measurement are quoted market prices in active markets.

Sensitivity analysis

Significant actuarial assumptions for the determination of the defined benefit obligation are discount rate, medical cost trend rate, annual salary increase, annual INPC growth and mortality. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

•	If the discount rate were fifty basis points higher (lower), the defined benefit obligation would decrease by 464 million pesos (increase by 512 million pesos).
•	If the medical cost trend rate were fifty basis points higher (lower), the defined benefit obligation would increase by 165 million pesos (decrease by 153 million pesos).
•	If the annual salary growth increases (decreases) by 0.50%, the defined benefit obligation would increase by 22 million pesos (decrease by 22 million pesos).
•	If the annual INPC growth increases (decreases) by 0.50%, the defined benefit obligation would increase by 12 million pesos (decrease by 12 million pesos).
•	If the mortality increases (decreases) by two years for men and women, the defined benefit obligation would decrease by 105 million pesos (increase by 104 million pesos).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation recognized in the consolidated balance sheet.

d)   Other disclosures

Insurance operation agreement

In July 2001, the Bank entered into a collective lifetime payment insurance operation agreement for certain retirees with Principal México Compañía de Seguros, S.A. de C.V. (Principal). Such agreement establishes that with the payment of the single premium by the Bank, Principal commits to paying insured retirees a lifetime payment until the death of the last insured retiree.

Under such agreement, these insured persons would not affect the Bank’s net worth in the future, since the risks were transferred to Principal. However, in order to recognize the Bank’s legal obligation to its retirees in the consolidated balance sheet, the Bank recognizes the projected benefit obligation of the insured retirees surrendered to Principal under Provisions - Provisions for pensions and similar obligations, and a long-term account receivable with Principal, which is recognized also under Provisions - Provisions for pensions and similar obligations for the funds that it transferred thereto. The amount of the projected benefits obligation was calculated at the close of the year based on the estimates used for labor liabilities and the remaining personnel. As of December 31, 2019 and 2020, such liability was 746 and 703 million pesos, respectively. For presentation purposes, the arrangement has not impact on net assets as the asset and liability are offset.

Transfer of employees

In December 2020, all employees from the subsidiaries Santander Servicios Corporativos, S.A. de C.V. and Santander Servicios Especializados, S.A. de C.V. were transferred to Banco Santander México. The past service cost recognized under Provisions (net) in the consolidated income statement was 13 million pesos.

e)   Provisions for tax and legal matters

i.   Tax-related proceedings

The Bank is a party to various tax claims for which it has recognized total provisions of 67 million pesos and 355 million pesos as of December 31, 2019 and 2020, respectively.

ii.  Other tax issues

The Bank operated until December 31, 2018 a branch in Nassau, Bahamas through which it carried out tax-free operations principally involving financial derivative instruments. The Mexican Tax Administration Service (Servicio de Administración Tributaria) reviewed the operations of the Nassau branch and determined that the Bank is liable for Mexican withholding taxes. During December 2009, the Bank negotiated a settlement with the Mexican Tax Administration Service for cumulative back withholding taxes on transactions carried out from 2004 through 2009. The Bank made settlement payments of 1 million pesos in 2018,  3 million pesos in 2019 and 1 million pesos in 2020.

iii.  Non-tax-related proceedings

As of December 31, 2019 and 2020, as a result of its business activities, the Bank has had certain claims and lawsuits representing contingent liabilities filed against it. Notwithstanding, Bank’s Management and its internal and external legal and labor advisers do not expect such proceedings to have a material effect in the consolidated financial statements in the event of an unfavorable outcome. As of December 31, 2019 and 2020, the Bank has recognized provisions for the amounts of 1,491 million pesos and 1,543 million pesos, respectively, which are based on the opinion of internal and external legal advisers; Bank’s Management has assessed losses to be probable. Bank’s Management considers such provisions adequate and, based on its best estimates, does not believe that actual losses will vary materially from the recognized provisions.

The total amount of payments made by the Bank arising from litigation in 2018, 2019 and 2020 is not material with respect to these consolidated financial statements.

During 2019 and 2020, the amount paid by the Bank to external lawyers was 294 million pesos and 219 million pesos, respectively, for the management of all the outstanding claims.

f)    Provisions for off-balance sheet risk

The Provisions for off-balance sheet risk are estimated with the same methodology used for calculating the impairment of loans and advances to customers. Refer to Note 2.g above for further description.

The breakdown of the off-balance sheet risks is as follows:

	12/31/2019	12/31/2020

Available lines of credit cards and non-revolving consumer loans	965	906
Guarantees and loan commitments of commercial and public sector loans	110	326
	1,075	1,232

As of December 31, 2020, the breakdown of the Provisions for off-balance sheet risks by stages is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	695	177	34	906

Guarantees, documentary credits and loan commitments of commercial loans of small and medium-sized enterprises	86	8	232	326

Total	781	185	266	1,232

As of December 31, 2020, the transfers between stages of the Provisions for off-balance sheet risks is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2020:	916	144	15	1,075

Financial assets derecognized during the period other than write-offs	—	—	—	—
Write-offs	—	—	—	—
Originated financial assets	—	—	—	—
Foreign exchange and other movements	(135)	41	251	157

As of December 31, 2020	781	185	266	1,232